DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Description of Business:

Kalera Public Ltd Co. (“Kalera” or the “Company”) is the holding company of the Kalera group, originally formed in 2010. Together with its subsidiaries, Kalera is a leading hydroponic vertical farming company. The Company utilizes proprietary technology and plant and seed science to sustainably grow local, delicious, nutrient-rich, free from harmful pesticides, non-GMO leafy greens year-round for the retail and food service markets.

At June 30, 2022, the Company has five (5) large scale operating hydroponic farms (“farms” or “production facilities”) within Colorado, Florida, Georgia, Texas and Kuwait. The Company is building new farms in several locations, including Ohio, Washington, Hawaii, Minnesota and Singapore.

The Company is organized as a single operating segment. Substantially all of the assets and operations of the Company are located in the United States (“U.S.”).

Business Combination:

On June 28, 2022, (the “Closing Date”), Kalera SA (f/k/a Kalera AS) consummated a previously announced business combination (the “Business Combination”) pursuant to the business combination agreement and plan of reorganization (the “Business Combination Agreement”) dated January 30, 2022, by and among: (i) Agrico Acquisition Corp., a Cayman Islands exempted company (together with its successors, “Agrico”), (ii) the Company (f/k/a/ Figgreen Limited, an Irish private limited company then renamed “Kalera Public Limited Company,” in connection with the Business Combination), (iii) Kalera Cayman Merger Sub, a Cayman Islands exempted company (“Cayman Merger Sub”), (iv) Kalera Luxembourg Merger Sub SARL (“Lux Merger Sub” and, together with Cayman Merger Sub, the “Merger Subs”) and (v) Kalera AS, a Norwegian private limited liability company.

The Merger Subs were formed solely as vehicles for consummating the Business Combination, and the Merger Subs were direct wholly owned subsidiaries of Kalera SA. As of the Closing Date, the Merger Subs ceased to have a separate legal existence and Kalera SA became a wholly owned subsidiary of Kalera. Shortly after the Closing Date, Agrico elected to be treated as a “disregarded entity” for U.S. federal income tax purposes, and started its process of liquidation. Pursuant to the Business Combination Agreement:

a. On June 27, 2022, Cayman Merger Sub merged with and into Agrico, with Agrico continuing as the surviving entity and as a wholly owned subsidiary of Kalera (the “First Merger”). Agrico issued Agrico Class A ordinary shares to Kalera (the “Agrico Share Issuance”), and, in each case as consideration for the First Merger and the Agrico Share Issuance:

i. Agrico shareholders received shares in the capital of Kalera, and

ii. the holders of Agrico Warrants (as defined below) had their Agrico Warrants assumed by Kalera and adjusted to become exercisable for shares in the capital of Kalera.

b. On the Closing Date, by way of a capital reduction (the “Kalera Capital Reduction”) pursuant to the Luxembourg Companies Act, and in each case as consideration for the ordinary shares of Kalera SA and the Kalera SA options being cancelled and ceasing to exist or being assumed (as applicable) upon completion of the Second Merger (as defined below):

i. Kalera SA shareholders (except Kalera) received shares in the capital of Kalera:

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

ii. The holders of in-the-money Kalera SA options received options in the capital of Kalera, (the “Kalera Options”) and

iii. Kalera SA options that were out-of-the money were cancelled.

c. Immediately following the Kalera Capital Reduction, on the Closing Date, Lux Merger Sub merged with and into Kalera SA, with Kalera SA as the surviving entity of the Second Merger. Kalera SA issued shares to Kalera.

“Agrico Warrants” means warrants entitling the holder thereof to purchase one Agrico ordinary share at a price of $11.50 per share, including certain warrants purchased by DJCAAC LLC and Maxim Group LLC in a private placement at the time of the Agrico IPO for a purchase price of $1.00 per warrant, each of which is exercisable for one ordinary share.

The Business Combination is accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with United States (“U.S.”) generally accepted accounting principles. Under this method of accounting, Agrico is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of the Company issuing stock for the net assets of Agrico, accompanied by a recapitalization. The net assets of Agrico are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Company.

Nature of Operations, Liquidity and Going Concern Considerations:

Since inception, the Company has financed its operations primarily through the sale of shares of common stock and debt financing. The Company incurred net losses during the six months ended June 30, 2022 and 2021 of $(94,973) thousand and $(12,580) thousand, respectively, and has an accumulated deficit of $(157,579) thousand at June 30, 2022. The Company expects to continue to generate operating losses and consume significant cash resources for the foreseeable future. These operating losses and accumulated deficits raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these unaudited condensed consolidated financial statements are issued, meaning that the Company may be unable to continue operations for the foreseeable future or realize assets and discharge liabilities in the ordinary course of operations. The Company’s continuation as a going concern is dependent upon its ability to obtain additional operating capital, complete development of new seeds and produce, and attain profitability. The Company has implemented and continues to implement plans to fund its operations and finance its future development activities and its working capital needs. However, substantial doubt about the Company’s ability to continue as a going concern still exists.

In the first quarter of 2022, the Company executed a sale-leaseback transaction that raised approximately $8,100 thousand. In addition, during the first quarter of 2022 the Company entered into a convertible bridge financing facility for up to $20,000 thousand with $10,000 thousand currently committed. During the second quarter, the Company entered into a credit agreement with Farm Credit for $30,000 thousand with $20,000 thousand for capital expenditures and $10,000 thousand available for working capital.

In the third quarter of 2022, the Company entered into a securities purchase agreement with a single institutional investor to raise approximately $10,000 thousand through a private placement. The Company is also in negotiations for a second sale-leaseback transaction along with raising additional debt financing with a third-party lender.

If the Company continues to seek additional financing to fund its business activities in the future and there remains doubt about its ability to continue as a going concern, investors or other financing sources may be unwilling to provide additional funding on commercially reasonable terms, or at all. If the Company is unable to raise the necessary funds when needed or other strategic objectives are not achieved, it may not be able to continue its operations, or it could be required to modify its operations, which could slow future growth.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Kalera Public Limited Company (“the Company”) and its subsidiaries is a hydroponic vertical farming company. The Company operates vertical hydroponic farms and related technology development facilities that produce various lettuce and micro–greens for the retail and food service markets. The Company is a private limited liability company incorporated under the laws of Norway, and its shares are listed on the Euronext Growth Oslo Exchange, a multilateral trading facility operated by the Oslo Stock Exchange. At December 31, 2021 the Company had four (4) large scale operating hydroponic farms (“farms” or “production facilities”) within Florida, Georgia, Texas and Kuwait and was building new farms in several locations, including Ohio, Colorado, Washington, Hawaii, Minnesota and Singapore. At the end of December 31, 2020, the Company had one (1) large scale production facility within Florida and was building new farms in Georgia and Texas.

In March 2020, the World Health Organization declared the spread of the coronavirus (“COVID–19”) a global pandemic. As a result of the pandemic, the vast majority of the Company’s customers in the foodservice and hospitality industries had to close their operations temporarily. These closures resulted in the loss of sales during the year ended December 31, 2020. During 2021, the industry recovered and the Company was able to increase its sales to its foodservice and hospitality customers.

Currently, all of the Company’s operations are operating normally, however, the extent to which COVID–19 and the related global economic crisis affect the Company’s business, results of operations and financial condition, will depend on future developments that are highly uncertain and cannot be predicted, including the scope and duration of the pandemic and any recovery period, future actions taken by governmental authorities, central banks and other third parties (including new financial regulation and other regulatory reform) in response to the pandemic, and the effects on our products, clients, vendors and employees. The Company continues to service its customers amid uncertainty and disruption linked to COVID–19 and is actively managing its business to respond to the impact.

Agrico Acquisition Corp [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — Organization and Business Operations

Agrico Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on July 31, 2020. The Company was incorporated for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of March 31, 2022, the Company had not commenced any operations. All activity through March 31, 2022 relates to the Company’s formation and preparation for the Initial Public Offering (the “Public Offering” or “IPO”) as described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income and unrealized gains from the cash and marketable securities held in the Trust Account. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is DJCAAC, LLC, a Delaware limited partnership (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on July 7, 2021 (the “Effective Date”). On July 12, 2021, the Company consummated the initial public offering (the “Public Offering” or “IPO”) of 14,375,000 units (the “Units”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 1,875,000 Units, at $10.00 per unit, generating gross proceeds of $143,750,000, which is discussed in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 7,250,000 warrants to the Sponsor and Maxim Group LLC (“Maxim”), the underwriter in this offering (the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $7,250,000, which is discussed in Note 4. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.

Transaction costs of the IPO amounted to $9,998,781, comprised of $2,875,000 of underwriting fees paid at the time of the IPO, $5,031,250 of deferred underwriting fees, $655,031 of other offering costs, and $1,437,500 of the fair value of the representative shares, and was all charged to shareholders’ equity.

Following the closing of the IPO on July 12, 2021, $146,625,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO, including a portion of the proceeds from the sale of the Private Placement Warrants, was deposited in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and may only be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account (1) to the Company, until the completion of the initial Business Combination, or (2) to the public shareholders, until the earliest of (a) the completion of the initial Business Combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations, (b) the redemption of any public shares properly tendered in connection with a (A) shareholder vote to amend the amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 21 months from the closing of the Initial public offering (the “Combination Period”), or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares or pre-initial business combination activity, and (c) the redemption of the public shares if the Company has not consummated the initial Business Combination within 21 months from the closing of the Initial public offering. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the Trust Account upon the subsequent completion of an initial Business Combination or liquidation if the Company has not consummated an initial Business Combination within the Combination Period, with respect to such Class A ordinary shares so redeemed. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the public shareholders.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

If the Company is unable to complete a Business Combination within 12 months (or up to 21 months if the Company extends the period of time to consummate a business combination by the full amount of time) from the closing of the Public Offering (the “Combination Period”) or during any Extension Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay the Company’s franchise and income taxes (less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated certificate memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to redeem 100% of the its Public Shares if the Company does not complete its initial Business Combination within the Combination Period or (B) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete an initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the prescribed timeframe, and (iv) vote their Founder Shares and Public Shares in favor of the Company’s initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.

Merger Agreement

On January 30, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with (i) Figgreen Limited, a private limited company incorporated in Ireland with registered number 606356 (“Pubco”), (ii) Kalera Cayman Merger Sub, a Caymans Islands exempted company (“Cayman Merger Sub”), (iii) Kalera Luxembourg Merger Sub SARL, a limited liability company incorporated under the laws of the Grand Duchy of Luxembourg (“Lux Merger Sub” and, together with Cayman Merger Sub, the “Merger Subs”) and (iv) Kalera AS, a Norwegian private limited liability company (the “Kalera”).

Pursuant to the Business Combination Agreement, (i) a merger will occur, pursuant to which Cayman Merger Sub will merge with and into Agrico, with Agrico continuing as the surviving entity and as a wholly owned subsidiary of Pubco (the “First Merger”) and Agrico will issue ordinary shares (the “Agrico Ordinary Shares”) to Pubco (the “Agrico Share Issuance”) and the holders of Agrico Ordinary Shares will receive shares in the capital of Pubco and holders of warrants of Agrico (the “Agrico Warrants”) will have their Agrico Warrants assumed by Pubco and adjusted to become exercisable for shares in the capital of Pubco, in each case as consideration for the First Merger and the Agrico Share Issuance, (ii) at least one (1) business day following the First Merger and subject thereto, the second merger will occur, pursuant to which Lux Merger Sub will merge with and into Kalera with Kalera as the surviving entity of the second merger (the “Second Merger”) and in this context Kalera will issue shares to Pubco (the “Kalera Share Issuance”), and (iii) immediately following the Second Merger and the Kalera Capital Reduction (as defined below), the shareholders of Kalera (the “Kalera Shareholders”) (except Pubco) will receive shares in the capital of Pubco and the holders of Kalera’s outstanding options (the “Kalera Options”) will receive options in the capital of Pubco, in each case as consideration for the ordinary shares of Kalera (the “Kalera Shares”) and the Kalera Options being cancelled and ceasing to exist or being assumed (as applicable) upon completion of the Second Merger by way of a capital reduction pursuant to the Luxembourg Companies Act (the “Kalera Capital Reduction”). As a result of the transactions contemplated by the Business Combination Agreement, Kalera will be a wholly owned subsidiary of Pubco.

Upon consummation of the First Merger, (i) each Class A ordinary share (the “Agrico Class A Ordinary Shares”) outstanding immediately prior to the effective time of the First Merger (the “First Merger Effective Time”) will be automatically cancelled in exchange for and converted into one ordinary share of Pubco (the “Pubco Ordinary Shares”), (ii) each Class B ordinary share (the “Agrico Class B Ordinary Shares”) outstanding immediately prior to the First Merger Effective Time will be automatically cancelled in exchange for and converted into one Pubco Ordinary Share, and (iii) each outstanding public Agrico Warrant (the “Agrico Public Warrants”) and private Agrico Warrants will remain outstanding and will automatically be adjusted to become a Pubco Warrant.

Upon consummation of the Second Merger, each Kalera Share outstanding immediately prior to the Second Merger Effective Time will be cancelled and cease to exist in the context of the Kalera Capital Reduction against the issuance of (i) the number of Pubco Ordinary Shares equal to the Exchange Ratio (as defined below) (the aggregate number of Pubco Ordinary Shares so issued, the “Exchange Shares”) and (ii) one CVR per Kalera Share. “Exchange Ratio” means 0.091. The number of Exchange Shares will be determined prior to the Second Merger Effective Time in accordance with the terms of the Business Combination Agreement and will cause, assuming no public shareholders of Agrico exercise their redemption rights, Kalera Shareholders to own approximately 52% of the issued and outstanding Pubco Ordinary Shares.

Consideration

The First Merger: Consideration to Agrico Security holders

The first transaction that comprises the Business Combination is the First Merger, pursuant to which Cayman Merger Sub will merge with and into Agrico, with Agrico surviving and being a wholly-owned subsidiary of Pubco.

Upon consummation of the First Merger, (i) each Agrico Class A ordinary share outstanding immediately prior to the First Merger Effective Time will be automatically cancelled in exchange for and converted into one Pubco Ordinary Share (ii) each Agrico Class B ordinary share outstanding immediately prior to the First Merger Effective Time will be automatically cancelled in exchange for and converted into one Pubco Ordinary Share, and (iii) each outstanding Agrico Public Warrant and Agrico Private Warrant will remain outstanding and will automatically be adjusted to become a Pubco Warrant, respectively. As a result of the First Merger and the conversion or automatic adjustment (as applicable) of Agrico securities into securities of Pubco, the rights of Agrico security holders will change in material ways.

The Second Merger: Consideration to Kalera Security holders

At least one (1) business day following the First Merger and subject thereto, Pubco, Kalera and Lux Merger Sub will cause the Second Merger to be consummated, pursuant to which Lux Merger Sub will merge with and into Kalera with Kalera as the surviving entity of the Second Merger and in this context Kalera will issue shares to Pubco. Immediately following and in connection with the Second Merger, the Kalera Shareholders (except Pubco) will receive shares in the capital of Pubco and contractual contingent value rights (each a “CVR”), which represent the right to receive up to two contingent payments of Pubco Ordinary Shares, and the holders of the Kalera Options will receive options in the capital of Pubco and, in the case of holders of In-the-Money Options, CVRs, in each case as consideration for the Kalera Shares and the Kalera Options being cancelled and ceasing to exist or being assumed (as applicable) upon completion of the Second Merger by way of the Kalera Capital Reduction. Each CVR represents a contingent right to receive additional Pubco Ordinary Shares, issuable upon the achievement of certain milestones, including: (i) Pubco Ordinary Shares trading at or over a market price of $12.50; and (ii) Pubco Ordinary Shares trading at or over a market price of $15.00, in each case, for 20 trading days within a 30 trading-day period, based on volume-weighted average trading prices. The amount of shares issuable to each CVR holder for the achievement of each milestone is, in each case, a pro rata portion of an amount of Pubco Ordinary Shares equivalent to 5% of the amount of Kalera Shares outstanding as of immediately following the Kalera Capital Reduction on a fully-diluted basis.

Upon consummation of the Second Merger, each Kalera Share outstanding immediately prior to the Second Merger Effective Time will be cancelled and cease to exist in the context of the Kalera Capital Reduction against the issuance of (i) the number of Pubco Ordinary Shares equal to the Exchange Ratio and (ii) one CVR per Kalera Share.

Closing of the Business Combination

The consummation of the First Merger and related transactions (the “First Closing”) will take place on the fifth business day following the satisfaction or waiver of the conditions to closing set forth in the Business Combination Agreement, unless Agrico and Kalera agree in writing to another date or time. The consummation of the Business Combination (other than those transactions which occur on the First Closing) (the “Second Closing” and together with the First Closing, the “Closings” and each, a “Closing”) will take place on the first business day after the First Closing, unless Agrico and Kalera agree in writing to another date or time.

Liquidity, Capital Resources and Going Concern Consideration

As of March 31, 2022, the Company had $288,426 in cash and a working capital of $81,284. The Company’s liquidity needs up to March 31, 2022 had been satisfied through a capital contribution from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note from the Sponsor of up to $200,000 (see Note 5), of which $171,356 was borrowed and repaid in 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of March 31, 2022 and December 31, 2021, there were no amounts outstanding under any Working Capital Loans.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s Accounting Standards Codification Topic 205-40, “Presentation of Financial Statements – Going Concern,” the Company has until July 12, 2022, to consummate an initial business combination. It is uncertain that the Company will be able to consummate an initial business combination by this time. If an initial business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Additionally, the Company may not have sufficient liquidity to fund the working capital needs of the Company through one year from the issuance of these financial statements. Management has determined that the liquidity condition and mandatory liquidation, should an initial business combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after July 12, 2022.

These unaudited condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and the Russia-Ukraine war and has concluded that while it is reasonably possible that it could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Agrico Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on July 31, 2020. The Company was incorporated for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2021, the Company had not commenced any operations. All activity from inception through December 31, 2021 relates to the Company’s formation and preparation for the Initial Public Offering (the “Public Offering” or “IPO”) as described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income and unrealized gains from the cash and marketable securities held in the Trust Account. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is DJCAAC, LLC, a Delaware limited partnership (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on July 7, 2021 (the “Effective Date”). On July 12, 2021, the Company consummated the initial public offering (the “Public Offering” or “IPO”) of 14,375,000 units (the “Units”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 1,875,000 Units, at $10.00 per unit, generating gross proceeds of $143,750,000, which is discussed in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 7,250,000 warrants to the Sponsor and Maxim Group LLC (“Maxim”), the underwriter in the IPO (the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $7,250,000, which is discussed in Note 4. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.

Transaction costs of the IPO amounted to $9,998,781, comprised of $2,875,000 of underwriting fees paid at the time of the IPO, $5,031,250 of deferred underwriting fees, $655,031 of other offering costs, and $1,437,500 of the fair value of the representative shares, and was all charged to shareholders’ equity.

Following the closing of the IPO on July 12, 2021, $146,625,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO, including a portion of the proceeds from the sale of the Private Placement Warrants, was deposited in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and may only be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account (1) to the Company, until the completion of the initial Business Combination, or (2) to the public shareholders, until the earliest of (a) the completion of the initial Business Combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations, (b) the redemption of any public shares properly tendered in connection with a (A) shareholder vote to amend the amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 21 months from the closing of the Initial public offering (the “Combination Period”), or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares or pre-initial business combination activity, and (c) the redemption of the public shares if the Company has not consummated the initial Business Combination within 21 months from the closing of the Initial public offering. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the Trust Account upon the subsequent completion of an initial Business Combination or liquidation if the Company has not consummated an initial Business Combination within the Combination Period, with respect to such Class A ordinary shares so redeemed. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the public shareholders.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.20 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

If the Company is unable to complete a Business Combination within 12 months (or up to 21 months if the Company extends the period of time to consummate a business combination by the full amount of time) from the closing of the Public Offering (the “Combination Period”) or during any Extension Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay the Company’s franchise and income taxes (less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated certificate memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to redeem 100% of the its Public Shares if the Company does not complete its initial Business Combination within the Combination Period or (B) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete an initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the prescribed timeframe, and (iv) vote their Founder Shares and Public Shares in favor of the Company’s initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.

Liquidity, Capital Resources and Going Concern Consideration

As of December 31, 2021 the Company had $664,428 in cash and a working capital of $467,648. The Company’s liquidity needs up to December 31, 2021 had been satisfied through a capital contribution from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note from the Sponsor of up to $200,000 (see Note 5), of which $171,356 was borrowed and repaid in 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2021 and 2020, there were no amounts outstanding under any Working Capital Loans.

Based on the foregoing, management believes that the Company will have sufficient working capital to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

However, the Company is within 12 months of its mandatory liquidation as of the time of filing this 10K. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the liquidity condition and mandatory liquidation raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate, July 12, 2022.

These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.